Financial risk review - Schedule of Bank's Demand Deposits Ratio on Total Deposits And Bank's Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Demand and "overnight" deposits	$ 879	$ 694
Demand and "overnight" deposits to total deposits	13.31%	12.82%
Total liquid assets	$ 1,911	$ 1,918
Total liquid assets to total liabilities	28.94%	35.45%
Total liquid assets in the Federal Reserve of the United States of America	90.74%	53.21%